Share Capital	12 Months Ended
Dec. 31, 2024
Share Capital [Abstract]
SHARE CAPITAL
12.	Share capital

i.	Common shares

Authorized: Unlimited common shares, with no par value

Issued and fully paid: 163,234,932 (December 31, 2023 – 150,811,195)

ii.	Share placements

In addition to the shares issued in connection with the Warintza project financing (note 10(ii)), on June 10, 2024 the Company issued 8,222,500 common shares at a price of C$4.90 for gross proceeds of $29,270 in a public offering and on December 4, 2024, the Company issued 143,267 common shares at a price of C$3.49 for gross proceeds of $355 in a private placement.

iii.	Share purchase options

For the year ended December 31, 2024 the Company recognized a share-based compensation expense included in general and administrative expenditures of $3,998 (December 31, 2023 – $5,135). The following table shows the change in the shares issuable for Arrangement options and Solaris options during the years ended December 31, 2024 and 2023:

As at December 31,	2024	2023
Balance, start of year	10,556,688	8,131,226
Granted	5,880,000	2,950,000
Exercised	(1,262,868)	(340,666)
Forfeited / Expired / Cancelled[1]	(1,008,820)	(183,872)
Balance, end of year	14,165,000	10,556,688

[1]	Includes options cancelled as part of an exercise on a cashless basis.

The weighted average exercise price per share of options granted, exercised and forfeited / expired / cancelled during the year ended December 31, 2024 was C$4.56, C$0.71 and C$8.95, respectively (December 31, 2023 – C$5.94, C$0.59 and C$4.81, respectively). The weighted average share price at the date of exercise of stock options during the year ended December 31, 2024 was $2.83 (December 31, 2023 – $6.00).

The assumptions used in the Black-Scholes option pricing model for the options granted in the years ended December 31, 2024 and 2023 were as follows:

Weighted average	2024		2023
Exercise price per share issuable	C$	3.65	C$	5.94
Expected term (years)		5		5
Volatility[1]		56%		61%
Expected dividend yield		–		–
Risk-free interest rate		3.02%		3.59%
Weighted average fair value per share		1.78		3.06

[1]	The expected volatility of Solaris is based on the historical volatility of the shares of a comparative peer group of companies.

Arrangement options

Pursuant to the Arrangement under which Equinox distributed the shares of the Company to its shareholders, option holders of Equinox received options of Solaris which were proportionate to, and reflective of the terms of, their existing options of Equinox (“Arrangement options”). As at December 31, 2023, a total of 325,194 Arrangement options were outstanding with each option entitling the holder to one-tenth of a Solaris share. As at December 31, 2024, there are no Arrangement options outstanding, as a total of 25,100 shares were issued for the exercise of 250,998 Arrangement options before the expiry date on June 15, 2024 and the remainder expired unexercised.

Solaris options

The following is a summary of the Company’s outstanding and exercisable options as at December 31, 2024:

Outstanding				Exercisable
Grant date	Exercise price (C$)	Number of options	Weighted average remaining contractual life (years)	Number of options	Weighted average remaining contractual life (years)
January 2, 2020	$0.80	100,000	0.01	100,000	0.01
March 20, 2020	$0.80	100,000	0.22	100,000	0.22
May 27, 2020	$0.80	2,510,000	0.40	2,510,000	0.40
November 2, 2020	$4.90	2,050,000	0.84	2,050,000	0.84
March 16, 2021	$7.24	300,000	1.21	300,000	1.21
November 10, 2021	$12.45	150,000	1.86	112,500	1.86
August 9, 2022	$7.36	300,000	2.61	150,000	2.61
February 24, 2023	$5.94	2,775,000	3.15	1,143,750	3.15
February 23, 2024	$3.79	900,000	4.15	300,000	4.15
September 18, 2024	$3.30	2,415,000	4.72	200,000	4.72
October 4, 2024	$3.32	305,000	4.76	–	–
November 19, 2024	$3.44	1,300,000	4.89	150,000	4.89
December 13, 2024	$4.56	175,000	4.95	–	–
December 20, 2024	$4.56	300,000	4.97	–	–
December 27, 2024	$5.00	485,000	4.99	–	–
	3.98	14,165,000	2.88	7,116,250	1.44

iv.	Restricted share units

Pursuant to the Arrangement, holders of Equinox restricted share units (“RSUs”) or RSUs with non-market-based performance vesting conditions (“pRSUs”) received RSUs or pRSUs of Solaris (“Arrangement RSUs”), which were proportionate to, and reflective of the terms of, their existing RSUs or pRSUs of Equinox. The holder of the Arrangement RSUs acquires one-tenth of a Solaris share upon vesting. During the year ended December 31, 2024, there were no RSUs redeemed under the provision of the Company’s RSU plan and as of December 31, 2024, 260,836 RSUs and pRSUs are outstanding with 26,085 of Solaris shares issuable.

v.	Shares issuable for Equinox Warrants

Pursuant to the Arrangement, upon exercise of each pre-existing Equinox Warrant, warrant holders were entitled to receive one-fifth of a common share of Equinox and one-twentieth of a Solaris share. Equinox was obligated to pay to Solaris an amount equal to one-tenth of the proceeds received by Equinox on exercise of the warrants. During the year ended December 31, 2023, 150,589 Solaris common shares were issued for the exercise of Equinox Warrants at a price of 2.12 per Solaris share ($5.30 per Equinox share), which represented all the outstanding Equinox Warrants under the Arrangement.

vi.	Share purchase warrants

During the year ended December 31, 2023, the Company received proceeds from exercises of 25,000,000 common share purchase warrants totaling $21,951 (C$30,000), representing all outstanding warrants of the Company.